Investment in Associate - Summary of Investments in Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [abstract]
Share of net assets	¥ 1,777	¥ 1,793